JANUS
100 FILLMORE STREET
DENVER, COLORADO 80206-4928
PH: 303-333-3863
www.janus.com





November 16, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re:   JANUS INVESTMENT FUND (the "Registrant")
      Janus Enterprise Fund
      Janus Mercury Fund
      Janus Special Situations Fund
      Janus Strategic Value Fund
      Janus Orion Fund
      Janus Fund 2
      Janus Global Value Fund
      Janus Core Equity Fund
      Janus Growth and Income Fund
      Janus Balanced Fund
      (collectively, the "Janus Equity Funds")
      1933 Act File No. 2-34393
      1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, this serves as notification of the existence of a Spanish language version of the Janus Equity Funds' Prospectus dated July 31, 2001, as supplemented October 3, 2001.

Pursuant to Rule 306 of Regulation S-T, we hereby represent that a fair and accurate English translation of the Janus Equity Funds' Spanish language Prospectus and supplement may be found in the Registrant's 485(b) filing made on July 31, 2001 (accession no. 0000277751-01-500033) and the Registrant's 497(e)
filing made on October 3, 2001 (accession no. 0000277751-01-500065), respectively. In accordance with Rule 306 of Regulation S-T, a paper copy of the Spanish language Prospectus and supplement otherwise required to be filed shall be provided to the Commission upon request.

If you have any questions regarding this filing, please call me at (303)
316-5724.

Very truly yours,


/s/ Christine A. Scheel
Christine A. Scheel
Assistant Secretary
Janus Investment Fund

cc:   Kevin Rupert
      Kelley Howes
      Molly Roll
      Cindy Antonson